SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The intrinsic value of converted RSUs	$ 58,605	$ 28,667	$ 26,976
The original fair value of converted RSUs	$ 35,039	$ 26,510	$ 24,206